Average Annual Total Returns (American International Trust)	12 Months Ended
May 01, 2011
MSCI EAFE Index (gross of foreign withholding tax on dividends)
Average Annual Total Returns
One Year	8.21%
Five Year	2.94%
Ten Year	3.94%
Series I, American International Trust
Average Annual Total Returns
One Year	6.88%
Five Year	4.48%
Ten Year	5.01%
Date of Inception	Jul. 09, 2003
Series II, American International Trust
Average Annual Total Returns
One Year	6.68%
Five Year	4.31%
Ten Year	4.85%
Date of Inception	May 05, 2003
Series III, American International Trust
Average Annual Total Returns
One Year	7.25%
Five Year	4.71%
Ten Year	5.17%
Date of Inception	Jan. 02, 2008